Revenues (Tables)	12 Months Ended
Dec. 31, 2017
Revenue [abstract]
Schedule of Revenues
	For the year ended December 31
	2017	2016	2015
	USD thousands	USD thousands	USD thousands
Sales of systems	37,071	19,624	13,373
Sales of disposables	16,246	10,295	7,648
Services and other	11,630	6,460	5,075

	64,947	36,379	26,096